Employment costs - Schedule of Employment Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Salaries and wages	$ 174,066	$ 87,116	$ 56,168
Short term incentives	13,269	5,801	4,750
Sales commissions	8,753	5,604	4,746
Share-based payment charge	19,146	12,928	5,848
Superannuation	3,542	1,711	1,236
Non-Executive Directors’ fees	752	563	383
Total employment costs	$ 219,528	$ 113,723	$ 73,131